Leases - Summary of Maturity Analysis for Finance Lease Receivables (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 21,053
Unrealized finance income	464
Net investment in the lease	20,589
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	12,695
1 year ~ 2 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	4,012
2 year ~ 3 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	2,544
3 year ~ 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	1,411
4 year ~ 5 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 391